Share-based Payments - Schedule of Subsidiary Share-Based Payments (Details)		12 Months Ended
	Oct. 18, 2024 shares	Dec. 31, 2024 shares	Dec. 31, 2024	Dec. 31, 2023 shares	Dec. 31, 2022 shares
Subsidiary Plans [Line Items]
Outstanding at beginning of period (in shares)		16,956,590		17,793,881	13,414,118
Granted (in shares)		2,665,875		3,120,975	8,881,000
Exercised (in shares)		(412,729)		(534,034)	(577,022)
Outstanding at end of period (in shares)		14,483,990		16,956,590	17,793,881
Entrega
Subsidiary Plans [Line Items]
Outstanding at beginning of period (in shares)		344,500		344,500	349,500
Granted (in shares)		0		0	45,000
Exercised (in shares)		0		0	0
Expired During the Year		(5,000)		0	(50,000)
Forfeited (in shares)		(5,000)	(5,000)	0	0
Deconsolidation (in shares)		0		0	0
Outstanding at end of period (in shares)		334,500		344,500	344,500
Follica
Subsidiary Plans [Line Items]
Outstanding at beginning of period (in shares)		0		2,776,120	2,686,120
Granted (in shares)				0	90,000
Exercised (in shares)				0	0
Expired During the Year				(2,170,547)	0
Forfeited (in shares)				(605,573)	0
Deconsolidation (in shares)				0	0
Outstanding at end of period (in shares)				0	2,776,120
Sonde
Subsidiary Plans [Line Items]
Outstanding at beginning of period (in shares)				0	2,049,004
Granted (in shares)					0
Exercised (in shares)					0
Expired During the Year					0
Forfeited (in shares)					0
Deconsolidation (in shares)					(2,049,004)
Outstanding at end of period (in shares)					0
Vedanta
Subsidiary Plans [Line Items]
Outstanding at beginning of period (in shares)		0		1,824,576	1,991,637
Granted (in shares)				0	490,506
Exercised (in shares)				0	(400,000)
Expired During the Year				(1,313)	(65,235)
Forfeited (in shares)				(29,607)	(192,332)
Deconsolidation (in shares)				(1,793,656)	0
Outstanding at end of period (in shares)				0	1,824,576
Seaport
Subsidiary Plans [Line Items]
Outstanding at beginning of period (in shares)		0
Granted (in shares)	7,200,000	22,429,780
Exercised (in shares)	(6,227,778)	0
Expired During the Year		0
Forfeited (in shares)		(29,018)
Deconsolidation (in shares)		(22,400,762)
Outstanding at end of period (in shares)		0		0